Schedule II - Condensed Financial Information of Registrant - Statements of Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operations:
Net (loss) income attributable to Sirius Group	$ (45.6)	$ (16.7)	$ (136.3)
Adjustments to reconcile net (loss) to net cash provided from (used for) operations:
Net realized and unrealized investment gains	(137.3)	20.9	37.7
Amortization of premium on fixed maturity investments	(5.9)	5.8	16.6
Share-based Payment Arrangement, Noncash Expense	9.1	2.0	0.0
Revaluation of contingent consideration	6.3	(9.6)	(48.8)
Other operating items:
Net change in other assets and liabilities, net	61.8	(89.2)	(50.3)
Net cash provided from (used for) operations	109.8	108.0	(36.0)
Cash flows from investing activities:
Net change in short-term investments	(362.3)	(90.1)	(1.0)
Sales of fixed maturities and convertible fixed maturity investments	573.3	1,373.1	1,422.4
Maturities, calls, and paydowns of fixed maturity and convertible fixed maturity investments	407.7	102.7	292.2
Sales of common equity securities	369.3	353.1	87.6
Purchases of common equity securities	(336.9)	(505.7)	(222.3)
Purchases of fixed maturities and convertible fixed maturity investments	(726.7)	(1,321.3)	(1,018.5)
Net cash (used for) provided from investing activities	(77.7)	(189.9)	66.0
Cash flows from financing activities:
Payment of contingent consideration	(6.9)	(4.4)	(30.6)
Capital contribution from former parent	0.0	1.4	13.3
Proceeds from issuance of common shares, net of expenses	0.0	61.2	0.0
Proceeds from issuance of Series B preference shares	0.0	195.8	0.0
Redemption of common shares from CM Bermuda	0.0	(164.0)	0.0
Return of capital to CM Bermuda	0.0	(1.6)	0.0
Redemption of Series A redeemable preference shares	0.0	(95.0)	0.0
Net cash (used for) provided from financing activities	(8.0)	(6.6)	53.6
Net increase (decrease) in cash during year	18.4	(98.4)	93.5
Cash and restricted cash balance at beginning of year	132.2	230.6	137.1
Cash and restricted cash balance at end of year	150.6	132.2	230.6
Registrant
Cash flows from operations:
Net (loss) income attributable to Sirius Group	(47.3)	(18.1)	(150.0)
Adjustments to reconcile net (loss) to net cash provided from (used for) operations:
Equity in earnings of subsidiaries	(5.1)	52.5	164.8
Dividends received from subsidiaries	35.0	150.0	110.0
Net realized and unrealized investment gains	(0.1)	0.0	(13.0)
Amortization of premium on fixed maturity investments	0.0	(0.3)	(0.1)
Share-based Payment Arrangement, Noncash Expense	9.1	2.0	0.0
Revaluation of contingent consideration	5.5	(6.1)	(13.6)
Other operating items:
Net change in other assets and liabilities, net	14.7	(57.5)	12.6
Net cash provided from (used for) operations	11.8	122.5	110.7
Cash flows from investing activities:
Net change in short-term investments	4.1	25.6	2.5
Sales of fixed maturities and convertible fixed maturity investments	14.1	65.9	1.1
Maturities, calls, and paydowns of fixed maturity and convertible fixed maturity investments	0.1	0.0	0.0
Sales of common equity securities	0.0	0.0	59.6
Purchases of common equity securities	0.0	0.0	(54.4)
Purchases of fixed maturities and convertible fixed maturity investments	(23.0)	(64.9)	0.0
Contributions to subsidiaries	0.0	(143.5)	(132.7)
Net cash (used for) provided from investing activities	(4.7)	(116.9)	(123.9)
Cash flows from financing activities:
Payment of contingent consideration	(6.9)	(3.5)	0.0
Capital contribution from former parent	0.0	1.4	13.3
Proceeds from issuance of common shares, net of expenses	0.0	61.2	0.0
Proceeds from issuance of Series B preference shares	0.0	195.8	0.0
Redemption of common shares from CM Bermuda	0.0	(164.0)	0.0
Return of capital to CM Bermuda	0.0	(1.6)	0.0
Redemption of Series A redeemable preference shares	0.0	(95.0)	0.0
Net cash (used for) provided from financing activities	(6.9)	(5.7)	13.3
Net increase (decrease) in cash during year	0.2	(0.1)	0.1
Cash and restricted cash balance at beginning of year	0.0	0.1	0.0
Cash and restricted cash balance at end of year	$ 0.2	$ 0.0	$ 0.1